Filed Pursuant to Rule 497(e)
Series Portfolios Trust Registration No. 333-206240

Subversive Decarbonization ETF (DKRB)
Listed on Cboe BZX Exchange, Inc.
Subversive Food Security ETF (KCAL)
Listed on Cboe BZX Exchange, Inc.
Subversive Mental Health ETF (SANE)
Listed on Cboe BZX Exchange, Inc.

Supplement dated November 14, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information
each dated December 19, 2022

Toroso Investments, LLC, each Fund’s sub-adviser, has changed its name to Tidal Investments LLC. Accordingly, effective immediately, all references to “Toroso Investments, LLC” in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “Tidal Investments LLC”.

This supplement should be retained with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.